Deferred Income Taxes - Summary of Deferred Income Tax Assets And Liabilities After Offsetting (Details) - SGD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Text Block 1 [Abstract]
Deferred tax assets	$ (2,669)	$ (7,034)
Deferred tax liabilities	7,650	9,072	$ 6,948
Net deferred tax liabilities	$ 4,981	$ 2,038